Commitments and Contingencies (Details)				3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May 16, 2022 USD ($)	Jun. 02, 2021 USD ($) shares	May 25, 2021 USD ($) shares	Mar. 31, 2023 USD ($) item D $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item D $ / shares shares
Commitments and Contingencies
Maximum number of demands for registration of securities | item				3				3
Underwriting grants option days | D				45				45
Maximum number of purchase additional units less underwriting discounts and commissions | shares				2,250,000				2,250,000
Underwriting discount per unit | $ / shares				$ 0.20				$ 0.20
Underwriting discount paid amount				$ 3,400,000				$ 3,400,000
Deferred fee per unit | $ / shares				$ 0.35				$ 0.35
Underwriting deferred fee	$ 3,900,000
Aggregate deferred underwriting commission fee payable				$ 6,000,000.0				$ 6,000,000.0
Gain on settlement of deferred underwriting commissions	3,900,000
Deferred underwriting fee waived	$ 3,900,000
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability					$ 179,595	$ 179,595	$ 179,595	179,595
Common stock subject to possible redemption
Commitments and Contingencies
Common stock carrying value				3,700,000				3,700,000
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability				$ 180,000				180,000
Initial Public Offering
Commitments and Contingencies
Underwriting discount paid amount			$ 3,000,000.0					3,000,000.0
Aggregate deferred underwriting commission fee payable			$ 5,300,000					5,300,000
Over-allotment option
Commitments and Contingencies
Maximum number of purchase additional units less underwriting discounts and commissions | shares			2,250,000
Number of additional purchased units that exercised the over-allotment option | shares		2,161,500
Underwriting discount paid amount		$ 400,000						400,000
Aggregate deferred underwriting commission fee payable		$ 800,000						$ 800,000